Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information of provision
Details of this item are as follows:

31 December 2021	Non-current		Total Non-current	Current
(In Euros)	Provision of compliance	Service warranties		Service warranties
Carrying amount at the beginning of the year	5,940	224,946	230,886	—
Charge / (Credit) to results:	(2,401)	133,659	131,258	540,796
(+) additional provisions recognized (net)	—	731,432	731,432	—
(+/-) Short-term transferred	—	(597,773)	(597,773)	597,773
(-) Amounts used during the year	(2,401)	—	(2,401)	(56,977)

Carrying amount at year end	3,539	358,605	362,144	540,796

31 December 2020	Non-current		Total Non-current	Current
(In Euros)	Provision of compliance	Service warranties		Service warranties
Carrying amount at the beginning of the year	—	96,954	96,954	—
Charge / (Credit) to results:	5,940	127,992	133,932	—
(+) additional provisions recognized (net)	5,940	127,992	133,932	—
(-) Amounts used during the year	—	—	—	—

Carrying amount at year end	5,940	224,946	230,886	—